Document and Entity Information	Nov. 01, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2026
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Incorporation, State or Country Code	IL
Entity File Number	000-50316
Entity Tax Identification Number	36-3596839
Entity Address, Address Line One	c/o Dearborn Capital Management, L.L.C.
Entity Address, Adress Line Two	566 W. Adams St
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Chicago
Entity Address State Or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	756-4450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000845698
Amendment Flag	false